Leases - Lease cost allocated expense items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases
Total	$ 3,014	$ 3,136
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Leases
Total	1,208	1,549
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Leases
Total	$ 1,806	$ 1,587